Portfolio of Investments
Variable Portfolio – Partners Core Equity Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 7.5%
Interactive Media & Services 7.0%
Alphabet, Inc., Class A(a)	19,864	55,248,736
Alphabet, Inc., Class C(a)	51,267	143,188,218
Meta Platforms, Inc., Class A(a)	34,730	7,722,563
Snap, Inc., Class A(a)	309,057	11,122,962
Total		217,282,479
Media 0.5%
Charter Communications, Inc., Class A(a)	26,738	14,586,114
Total Communication Services		231,868,593
Consumer Discretionary 12.6%
Automobiles 0.7%
Tesla Motors, Inc.(a)	20,297	21,872,047
Hotels, Restaurants & Leisure 2.8%
Domino’s Pizza, Inc.	26,563	10,811,407
Marriott International, Inc., Class A(a)	128,931	22,659,623
McDonald’s Corp.	193,869	47,939,926
Yum! Brands, Inc.	38,878	4,608,210
Total		86,019,166
Household Durables 0.1%
NVR, Inc.(a)	716	3,198,565
Internet & Direct Marketing Retail 4.6%
Amazon.com, Inc.(a)	43,373	141,393,811
Multiline Retail 0.8%
Dollar General Corp.	116,771	25,996,728
Specialty Retail 3.0%
Home Depot, Inc. (The)	46,969	14,059,231
Lowe’s Companies, Inc.	104,282	21,084,778
O’Reilly Automotive, Inc.(a)	50,608	34,664,456
Ross Stores, Inc.	101,605	9,191,188
Tractor Supply Co.	66,830	15,596,117
Total		94,595,770
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., Class B	136,288	18,338,913
Total Consumer Discretionary		391,415,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.2%
Beverages 2.1%
Coca-Cola Co. (The)	509,421	31,584,102
Constellation Brands, Inc., Class A	47,868	11,024,958
Keurig Dr. Pepper, Inc.	603,345	22,866,775
Total		65,475,835
Food & Staples Retailing 1.7%
Costco Wholesale Corp.	48,001	27,641,376
Sysco Corp.	151,891	12,401,900
Walmart, Inc.	88,722	13,212,480
Total		53,255,756
Food Products 1.0%
Hershey Co. (The)	73,914	16,011,990
Mondelez International, Inc., Class A	200,054	12,559,390
Total		28,571,380
Household Products 0.4%
Procter & Gamble Co. (The)	85,358	13,042,703
Total Consumer Staples		160,345,674
Energy 1.2%
Energy Equipment & Services 0.3%
Baker Hughes Co.	254,776	9,276,394
Oil, Gas & Consumable Fuels 0.9%
Pioneer Natural Resources Co.	113,795	28,452,164
Total Energy		37,728,558
Financials 8.8%
Banks 3.2%
Bank of America Corp.	441,677	18,205,926
Truist Financial Corp.	550,436	31,209,721
U.S. Bancorp	482,151	25,626,326
Wells Fargo & Co.	525,972	25,488,603
Total		100,530,576
Variable Portfolio – Partners Core Equity Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.7%
Bank of New York Mellon Corp. (The)	350,733	17,406,879
Charles Schwab Corp. (The)	245,248	20,676,859
Morgan Stanley	327,016	28,581,198
S&P Global, Inc.	77,999	31,993,630
State Street Corp.	173,179	15,087,354
Total		113,745,920
Consumer Finance 0.3%
Capital One Financial Corp.	68,539	8,998,485
Insurance 1.6%
Chubb Ltd.	107,924	23,084,944
Hartford Financial Services Group, Inc. (The)	237,769	17,074,192
Progressive Corp. (The)	91,504	10,430,541
Total		50,589,677
Total Financials		273,864,658
Health Care 16.9%
Biotechnology 3.0%
AbbVie, Inc.	386,934	62,725,871
Regeneron Pharmaceuticals, Inc.(a)	43,639	30,478,350
Total		93,204,221
Health Care Equipment & Supplies 3.2%
Boston Scientific Corp.(a)	560,546	24,826,582
Intuitive Surgical, Inc.(a)	64,467	19,448,405
ResMed, Inc.	58,667	14,227,334
STERIS PLC	89,134	21,549,927
Stryker Corp.	72,611	19,412,551
Total		99,464,799
Health Care Providers & Services 3.7%
Anthem, Inc.	47,866	23,512,736
Centene Corp.(a)	523,865	44,104,194
HCA Healthcare, Inc.	35,682	8,942,623
UnitedHealth Group, Inc.	75,448	38,476,217
Total		115,035,770
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 3.8%
Danaher Corp.	107,878	31,643,854
Mettler-Toledo International, Inc.(a)	8,587	11,791,582
Thermo Fisher Scientific, Inc.	79,895	47,189,982
Waters Corp.(a)	62,304	19,338,538
West Pharmaceutical Services, Inc.	22,584	9,275,475
Total		119,239,431
Pharmaceuticals 3.2%
AstraZeneca PLC, ADR	225,300	14,946,402
Bristol-Myers Squibb Co.	498,761	36,424,516
Eli Lilly & Co.	121,606	34,824,310
Zoetis, Inc.	61,145	11,531,336
Total		97,726,564
Total Health Care		524,670,785
Industrials 11.0%
Aerospace & Defense 1.5%
L3Harris Technologies, Inc.	82,635	20,532,319
Northrop Grumman Corp.	59,523	26,619,876
Total		47,152,195
Building Products 0.6%
Trane Technologies PLC	121,773	18,594,737
Commercial Services & Supplies 0.7%
Republic Services, Inc.	160,579	21,276,717
Electrical Equipment 1.9%
Eaton Corp. PLC	390,275	59,228,134
Machinery 2.8%
Caterpillar, Inc.	34,490	7,685,062
Deere & Co.	99,337	41,270,550
Dover Corp.	47,708	7,485,385
IDEX Corp.	52,400	10,046,652
Parker-Hannifin Corp.	40,599	11,520,372
Stanley Black & Decker, Inc.	52,482	7,336,459
Total		85,344,480
Professional Services 0.9%
Leidos Holdings, Inc.	118,398	12,789,352
Verisk Analytics, Inc.	70,882	15,213,404
Total		28,002,756

2	Variable Portfolio – Partners Core Equity Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 2.3%
CSX Corp.	466,259	17,461,400
Norfolk Southern Corp.	125,215	35,713,822
Old Dominion Freight Line, Inc.	23,400	6,989,112
Uber Technologies, Inc.(a)	348,546	12,436,121
Total		72,600,455
Trading Companies & Distributors 0.3%
Fastenal Co.	135,825	8,068,005
Total Industrials		340,267,479
Information Technology 26.6%
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd.	115,806	15,168,270
IT Services 6.4%
Accenture PLC, Class A	95,052	32,054,386
Akamai Technologies, Inc.(a)	144,200	17,216,038
Broadridge Financial Solutions, Inc.	141,552	22,041,062
FleetCor Technologies, Inc.(a)	32,269	8,036,917
MasterCard, Inc., Class A	121,062	43,265,138
Paychex, Inc.	115,966	15,825,880
Shopify, Inc., Class A(a)	10,642	7,193,566
VeriSign, Inc.(a)	73,682	16,391,298
Visa, Inc., Class A	160,270	35,543,078
Total		197,567,363
Semiconductors & Semiconductor Equipment 6.8%
Advanced Micro Devices, Inc.(a)	305,477	33,400,855
Analog Devices, Inc.	176,464	29,148,323
Applied Materials, Inc.	172,985	22,799,423
KLA Corp.	86,978	31,839,167
Micron Technology, Inc.	91,575	7,132,777
NVIDIA Corp.	82,878	22,614,091
NXP Semiconductors NV	254,953	47,186,701
Texas Instruments, Inc.	97,971	17,975,719
Total		212,097,056
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 10.3%
Cadence Design Systems, Inc.(a)	101,018	16,613,420
Ceridian HCM Holding, Inc.(a)	52,633	3,597,992
Intuit, Inc.	54,410	26,162,504
Microsoft Corp.	800,287	246,736,485
Salesforce.com, Inc.(a)	130,812	27,774,004
Total		320,884,405
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc.	463,200	80,879,352
Total Information Technology		826,596,446
Materials 2.4%
Chemicals 1.7%
Eastman Chemical Co.	138,531	15,523,784
Linde PLC	31,944	10,203,872
PPG Industries, Inc.	133,022	17,435,193
Sherwin-Williams Co. (The)	40,040	9,994,785
Total		53,157,634
Construction Materials 0.3%
Vulcan Materials Co.	50,428	9,263,624
Containers & Packaging 0.4%
Packaging Corp. of America	72,700	11,349,197
Total Materials		73,770,455
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.7%
Prologis, Inc.	317,786	51,316,083
Total Real Estate		51,316,083
Utilities 4.6%
Electric Utilities 3.5%
NextEra Energy, Inc.	587,558	49,772,038
Southern Co. (The)	289,393	20,983,886
Xcel Energy, Inc.	532,451	38,426,989
Total		109,182,913

Variable Portfolio – Partners Core Equity Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.1%
DTE Energy Co.	145,717	19,265,245
WEC Energy Group, Inc.	141,811	14,154,156
Total		33,419,401
Total Utilities		142,602,314
Total Common Stocks (Cost $2,754,807,209)		3,054,446,045

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	20,597,567	20,589,328
Total Money Market Funds (Cost $20,589,328)		20,589,328
Total Investments in Securities (Cost: $2,775,396,537)		3,075,035,373
Other Assets & Liabilities, Net		26,138,660
Net Assets		3,101,174,033

At March 31, 2022, securities and/or cash totaling $717,800 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	13	06/2022	USD	2,944,988	219,739	—
S&P 500 Index E-mini	160	06/2022	USD	36,246,000	—	(225,475)
Total					219,739	(225,475)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	32,304,518	96,082,061	(107,799,580)	2,329	20,589,328	(6,259)	9,454	20,597,567
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – Partners Core Equity Fund | First Quarter Report 2022

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1QT7053_12_A01_(05/22)